Commitments Contigencies (Details Narrative) - USD ($)	1 Months Ended							9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 15, 2020	Feb. 15, 2020	Nov. 15, 2019	Jun. 01, 2019	May 31, 2019	Apr. 01, 2019	Apr. 30, 2020	Apr. 20, 2020	Jul. 31, 2019	Jul. 31, 2018
Consulting fee per month		$ 6,000
Common stock shares issued								37,949,502		36,657,835	34,707,835
President Of A Subsidiary Of The Company [Member]
Consulting fee per month								$ 6,000
Maturity period								6 months
Consulting agreement description								The Company also granted the Consultant an option to acquire 25,000 common shares of the Company or 25,000 Options at 10% below market value at the date of grant upon execution of the consulting agreement.
Common stock per share price								$ 1.48
Common stock issued								50,000
Common stock shares issued								50,000
CEO Of A Subsidiary [Member]
Consulting agreement description								The Company granted the Consultant an option to acquire 250,000 common shares of the Company or 250,000 Options at 10% below market value at the date of grant upon execution of the consulting agreement for an additional 2 years.
Common stock per share price								$ 1.48
Common stock issued								250,000
CEO Of The Company [Member]
Maturity period						5 years
Consulting agreement description						The monthly fee will increase to: $10,000 per month if the Company generates gross revenue of $1,000,000 per month; $12,500 per month if the Company generates gross revenue of $1,500,000 per month; $15,000 per month if the Company generates gross revenue of $2,000,000 per month and $20,000 per month if the Company generates gross revenue of $2,500,000 per month. The consultant shall also be granted 200,000 common shares per year for a period of five years.
Consulting fee per month						$ 7,500
Common stock shares issued								200,000
Chief Financial Officer [Member]
Consulting fee per month			$ 7,500
Share issued for services			100,000
Shares issued in second installment			50,000
Frequency of periodic payments			Monthly
Initial share issed, share price			$ 0.50
Shares issued in first installment			50,000
CEO [Member]
Consulting fee					$ 7,500
Common shares issued to consultant					200,000
Expense Limitation Agreement Description					The monthly fee will increase to: $10,000 per month if the Company generates gross revenue of $1,000,000 per month; $12,500 per month if the Company generates gross revenue of $1,500,000 per month; $15,000 per month if the Company generates gross revenue of $2,000,000 per month and $20,000 per month if the Company generates gross revenue of $2,500,000 per month.
Head of Research and Development Of A Subsidiary [Member]
Common shares issued to consultant							50,000
Consulting agreement description							The Company issued the consultant 50,000 common shares upon execution of the agreement.
Common stock issued										50,000
Business Development Officer [Member]
Consulting fee per month								$ 2,000
Consulting agreement description							The Company agreed to pay a to be negotiated consulting fee for an initial period of three months, which can be extended to five years upon mutual agreement.	The Company also granted the Consultant an option to acquire 25,000 common shares of the Company or Options at $0.50 per share upon execution of the consulting agreement and an additional 25,000 common shares or Options at 10% below market value at the date of grant nine months after the execution of the agreement.
Common stock per share price								$ 1.48
Share issued for services								50,000
Signing bonus								$ 4,000
Maturity period								6 months
Common stock issued								25,000		500,000
Chief Development Officer [Member]
Consulting agreement description							The Company agreed to pay a to be negotiated consulting fee for an initial period of three months, which can be extended to five years upon mutual agreement.
Share issued for services								50,000
Common stock issued										500,000
Director Of Grow Operations [Member]
Consulting fee per month		$ 6,000
Share issued for services		25,000
Shares issued in second installment		12,500
Term of agreement		3 years
Frequency of periodic payments		Monthly
Initial share issed, share price		$ 0.50
Shares issued in first installment		12,500
Compliance Officer [Member]
Consulting fee per month	$ 6,000
Share issued for services	35,000
Term of agreement	3 years
Frequency of periodic payments	Monthly
Initial share issed, share price	$ 0.50
Chief Operations Officer [Member]
Consulting fee per month				$ 7,500
Share issued for services				200,000
Shares issued in second installment				100,000
Term of agreement				3 years
Frequency of periodic payments				Monthly
Initial share issed, share price				$ 0.50
Shares issued in first installment				100,000
Independent Director [Member]
Common stock issued								50,000
Senior Vice President [Member]
Consulting fee per month								$ 2,500
Term of agreement								2 years
Frequency of periodic payments								Monthly
Common stock issued								125,000
Senior Vice President [Member] | Business Development [Member]
Common stock issued								125,000	125,000
President Of A Subsidiary [Member]
Consulting fee per month						$ 7,500
Consulting fee					$ 7,500
Common shares issued to consultant					200,000
Expense Limitation Agreement Description					The monthly fee will increase to: $10,000 per month if the Company generates gross revenue of $1,000,000 per month; $12,500 per month if the Company generates gross revenue of $1,500,000 per month; $15,000 per month if the Company generates gross revenue of $2,000,000 per month and $20,000 per month if the Company generates gross revenue of $2,500,000 per month.
Consulting fee per month								$ 7,500
Maturity period						5 years		5 years
Agreement to pay bonus								$ 15,000
Consulting agreement description						The monthly fee will increase to: $10,000 per month if the Company generates gross revenue of $1,000,000 per month; $12,500 per month if the Company generates gross revenue of $1,500,000 per month; $15,000 per month if the Company generates gross revenue of $2,000,000 per month and $20,000 per month if the Company generates gross revenue of $2,500,000 per month. The consultant shall also be granted 200,000 common shares per year for a period of five years.		The Company also granted the Consultant an option to acquire 100,000 common shares of the Company or 100,000 Options priced at $0.50 per share upon execution of the consulting agreement and an additional 100,000 common shares or Options priced at 10% below market value at the date of grant nine months after the execution of the agreement.
Common stock per share price								$ 1.48
Common stock issued								200,000		200,000